Capital and Financial Risk Management - Summary of Interest Rate Risk (Detail) - Interest rate risk [member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest rate risk [Line Items]
Impact on profit before tax (+1%)	[1]	$ 38	$ 59	$ 23
Impact on profit before tax (-1%)	[1]	$ 38	$ 59	$ 23

[1]	Sensitivity analysis for cost of borrowing has been presented for continuing operations only.